STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Information about Common Stock Warrants) (Details) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at September 30, 2012		118,434,173
Outstanding, Weighted Average Remaining Contractual Life	3 years 8 months 9 days	3 years 10 months 2 days
Outstanding, Weighted Average Exercise Price		$ 0.853
Number Exercisable at September 30, 2012		118,434,173
Exercisable, Weighted Average Exercise Price		$ 0.0853
$0.074 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum		$ 0.074
Number Outstanding at September 30, 2012		102,342,619
Outstanding, Weighted Average Remaining Contractual Life		3 years 9 months 11 days
Outstanding, Weighted Average Exercise Price		$ 0.074
Number Exercisable at September 30, 2012		102,342,619
Exercisable, Weighted Average Exercise Price		$ 0.074
$0.15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum		$ 0.15
Number Outstanding at September 30, 2012		14,801,554
Outstanding, Weighted Average Remaining Contractual Life		4 years 9 months 11 days
Outstanding, Weighted Average Exercise Price		$ 0.15
Number Exercisable at September 30, 2012		14,801,554
Exercisable, Weighted Average Exercise Price		$ 0.15
$0.17 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum		$ 0.17
Number Outstanding at September 30, 2012		1,000,000
Outstanding, Weighted Average Remaining Contractual Life		4 months 28 days
Outstanding, Weighted Average Exercise Price		$ 0.17
Number Exercisable at September 30, 2012		1,000,000
Exercisable, Weighted Average Exercise Price		$ 0.17
$0.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum		$ 0.50
Number Outstanding at September 30, 2012		145,000
Outstanding, Weighted Average Remaining Contractual Life		1 year 7 days
Outstanding, Weighted Average Exercise Price		$ 0.50
Number Exercisable at September 30, 2012		145,000
Exercisable, Weighted Average Exercise Price		$ 0.50